Average Annual Total Returns - Gold and Special Minerals Fund	Class A InceptionDate	Class A 1Year	Class A 5Years	Class A 10Years	Class A SinceInception	Class A Return After Taxes on Distributions 1Year	Class A Return After Taxes on Distributions 5Years	Class A Return After Taxes on Distributions 10Years	Class A Return After Taxes on Distributions SinceInception	Class A Return After Taxes on Distributions and Sale of Fund Shares 1Year	Class A Return After Taxes on Distributions and Sale of Fund Shares 5Years	Class A Return After Taxes on Distributions and Sale of Fund Shares 10Years	Class A Return After Taxes on Distributions and Sale of Fund Shares SinceInception	Class C InceptionDate	Class C 1Year	Class C 5Years	Class C 10Years	Class C SinceInception	Class R InceptionDate	Class R 1Year	Class R 5Years	Class R 10Years	Class R SinceInception	Class Y InceptionDate	Class Y 1Year	Class Y 5Years	Class Y 10Years	Class Y SinceInception	Class R5 InceptionDate	Class R5 1Year	Class R5 5Years		Class R5 10Years		Class R5 SinceInception	Class R6 InceptionDate	Class R6 1Year	Class R6 5Years	Class R6 10Years	Class R6 SinceInception	MSCI World Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes) 1Year	MSCI World Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes) 5Years	MSCI World Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes) 10Years	MSCI World Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes) SinceInception
Total	Jul. 19, 1983	28.60%	23.30%	(4.17%)		27.89%	22.26%	(4.75%)		17.03%	18.61%	(3.20%)		Nov. 01, 1995	34.10%	23.74%	(4.21%)		Mar. 01, 2001	35.73%	24.37%	(3.89%)		Sep. 07, 2010	36.39%	24.99%	(3.41%)		May 24, 2019	36.66%	24.85%	[1]	(3.57%)	[1]		Oct. 26, 2012	36.64%	25.22%		(0.64%)	15.90%	12.19%	9.87%

[1]	Performance shown prior to the inception date is that of the predecessor fund's Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Although invested in the same portfolio of securities, Class R5 shares' returns of the Fund will be different from Class A shares' returns of the predecessor fund as they have different expenses.